Prepayments And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Receivables

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Prepayments:
- Prepayments to CRO vendors	83,140	79,568	12,486
- Prepayments for other services	2,550	906	142
- Prepayments to an affiliate (Note 23)	—	8,079	1,268
Receivables due from an affiliate (Note 23)	21,212	—	—
Value-added tax recoverable	63,664	89,578	14,057
Rental deposits	1,766	616	97
Interest receivables	236	—	—
Others	22,899	12,077	1,894

	195,467	190,824	29,944